Loans (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Financing Receivable, Recorded Investment [Line Items]
Construction	$ 5,055	$ 2,398
Land	677	1,304
Farm	2,295	2,062
Nonresidential real estate	32,413	29,211
Commercial and industrial	1,917	2,540
Consumer and other, Loans on deposits	1,470	1,607
Consumer and other, Home equity	7,603	6,853
Consumer and other, Automobile	63	42
Consumer and other, Unsecured	508	400
Loans Receivable, Recorded Investment	274,189	260,031
Undisbursed portion of loans in process	(2,136)	(296)
Deferred loan origination costs, net	(167)	42
Allowance for loan losses	(1,576)	(1,533)	$ (1,515)
Loans receivable - net	270,310	258,244
One-to four-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	207,075	197,936
Allowance for loan losses	(795)	(773)	(862)
Multi-family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	15,113	15,678
Allowance for loan losses	$ (225)	$ (243)	$ (192)